ORGANIZATION AND PRINCIPAL ACTIVITIES ( (Narrative) (Details) $ in Thousands, ¥ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2017 USD ($)	Sep. 30, 2016 CNY (¥)	Jan. 31, 2016 CNY (¥)
VIE arrangements [Line Items]
Accounts Payable, Current			$ 5,561	$ 5,031
Asset-Backed Securities, at Carrying Value	$ 76,900	$ 45,200					¥ 510.6	¥ 299.8
Proceeds from Sale of Equity Method Investments			$ 18,460	$ 94	$ 46,484
Social Finance Inc [Member]
VIE arrangements [Line Items]
Proceeds from Sale of Equity Method Investments	$ 91,900
Subsequent Event [Member]
VIE arrangements [Line Items]
Net Asset Value Of Subsidiary						$ 500,000
AAA-rated senior securities [Member]
VIE arrangements [Line Items]
Percentage of Tranches	70.50%	68.00%
AA-rated senior securities [Member]
VIE arrangements [Line Items]
Percentage of Tranches	11.00%	10.50%
Subordinate Security Held By Originator [Member]
VIE arrangements [Line Items]
Percentage of Tranches	18.50%	21.50%
Variable Interest Entity [Member]
VIE arrangements [Line Items]
Percentage of VIEs revenues to the consolidated net revenues			97.80%	94.90%	98.60%
Percentage of VIEs assets to the consolidated total assets			30.30%	12.70%
Percentage of VIEs liability to the consolidated total liabilities			50.20%	26.30%
Accounts Payable, Current			$ 5,423	$ 4,914
Variable Interest Entity [Member] | Intercompany Eliminations [Member]
VIE arrangements [Line Items]
Accounts Payable, Current				$ 172
Variable Interest Entity [Member] | Business Operations Agreement [Member]
VIE arrangements [Line Items]
Advance written notice period for not extending term of agreement			30 days
Variable Interest Entity [Member] | Exclusive Equity Option Agreement [Member]
VIE arrangements [Line Items]
Advance written notice period for not extending term of agreement			30 days